UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Barry M.  Kitt

Address:   4965 Preston Park Blvd
           Suite 240, Plano, TX 75093


Form 13F File Number: 028-12801


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Barry M. Kitt
Title:   
Phone:   

Signature,  Place,  and  Date  of  Signing:

/s/ Barry M. Kitt                  Plano, TX                          8/6/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-12894        Pinnacle Advisers, L.P.
---------------  ---------------------------------------------------------------
028-12898        Pinnacle China Advisers, L.P.
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              16

Form 13F Information Table Value Total:  $       33,033
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------- ---------------- --------- -------- ----------------- ---------- -------- ----------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
China Borun Corp                ADR              16890T105      237   40,500 SH       SOLE                   x      0    0
Chinacast Education Corporation Common           16946T109    3,163  532,569 SH       SOLE                   x      0    0
Duoyuan Printing Inc            Common           26605B109    2,177  281,989 SH       SOLE                   x      0    0
Kit Digital Inc                 Common New       482470200    2,491  282,427 SH       SOLE                   x      0    0
Lihua Intl Inc                  Common           532352101    3,786  445,360 SH       SOLE                   x      0    0
PUDA Coal Inc                   Common Par .001  744674300    2,757  376,050 SH       SOLE                   x      0    0
Universal Travel Group          Common New       91388Q202      831  141,339 SH       SOLE                   x      0    0
Winner Medical Grp Inc          Common New       97476P204    1,683  320,056 SH       SOLE                   x      0    0
Yuhe International Inc          Common           988432100    2,526  352,785 SH       SOLE                   x      0    0
BP PLC                          Sponsored ADR    055622104      722   25,000 SH  CALL SOLE                   x      0    0
BOSTON SCIENTIFIC CORP          Common           101137107    1,160  200,000 SH  CALL SOLE                   x      0    0
GREENHILL & CO                  Common           395259104      611   10,000 SH  CALL SOLE                   x      0    0
SPDR S&P 500 ETF TR             Unit Ser 1 S&P   78462F103    7,225   70,000 SH  PUT  SOLE                   x      0    0
PROSHARES TR                    PSHS ULTRA 20YRS 74347R297    2,484   70,000 SH  CALL SOLE                   x      0    0
UNITED STATES NATL GAS FUND     Unit             912318102    1,163  150,000 SH  CALL SOLE                   x      0    0
Parkervision Inc.               Common           701354102       17   13,200 SH       SOLE                   x      0    0


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